Loans and Borrowings - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 32,872	$ 14,220	$ 9,088
Loans and borrowings beginning balance	0
Changes from financing cash flows
Proceeds from loans and borrowings	874
Repayment of loans from related parties	(28,038)			$ (22,651)
Repayment of amount due to a former related party of the predecessor		(3,000)
Repayment of loans and borrowings		(874)	(6,504)
Proceeds due to a related party	8,845
Interest paid	(191)	(223)	(253)
Payment of lease liabilities	(197)	(824)	(1,302)
Total changes from financing cash flows	(18,707)	(4,921)	(8,059)
Effect of changes in foreign exchange rates	(136)	(84)	114
Other changes liability-related
Recognition of lease liabilities		144	7,486
Termination of lease liabilities		(1,153)	(1,599)
Interest expenses	191	882	253
Total liability-related other changes	55	(211)	6,254
Ending Balance	14,220	9,088	7,283	32,872
Loans and borrowings ending balance	874
Related Parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	28,038	8,845
Changes from financing cash flows
Proceeds from loans and borrowings	0
Repayment of loans from related parties	(28,038)
Proceeds due to a related party	8,845
Interest paid	(162)
Payment of lease liabilities	0
Total changes from financing cash flows	(19,355)
Effect of changes in foreign exchange rates	0
Other changes liability-related
Interest expenses	162
Total liability-related other changes	162
Ending Balance	8,845			28,038
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	4,834	4,501	2,584
Changes from financing cash flows
Proceeds from loans and borrowings	0
Repayment of loans from related parties	0
Proceeds due to a related party	0
Interest paid	(24)	(125)	(221)
Payment of lease liabilities	(197)	(824)	(1,302)
Total changes from financing cash flows	(221)	(949)	(1,523)
Effect of changes in foreign exchange rates	(136)	(84)	114
Other changes liability-related
Recognition of lease liabilities		144	7,486
Termination of lease liabilities		(1,153)	(1,599)
Interest expenses	24	125	221
Total liability-related other changes	(112)	(968)	6,222
Ending Balance	4,501	2,584	7,283	$ 4,834
Loans and Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		9,719	6,504
Changes from financing cash flows
Proceeds from loans and borrowings	874
Repayment of loans from related parties	0
Repayment of amount due to a former related party of the predecessor		(3,000)
Repayment of loans and borrowings		(874)	(6,504)
Proceeds due to a related party	0
Interest paid	(5)	(98)	(32)
Payment of lease liabilities	0	0	0
Total changes from financing cash flows	869	(3,972)	(6,536)
Effect of changes in foreign exchange rates	0
Other changes liability-related
Recognition of lease liabilities		0	0
Termination of lease liabilities		0	0
Interest expenses	5	757	32
Total liability-related other changes	5	757	32
Ending Balance	$ 9,719	$ 6,504	$ 0